UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies & Obligations (32.6%)
	Diversified Financial Services - FDIC Guaranteed (14.6%)
$43,600	Citigroup Funding, Inc. (a)	2.25%	12/10/12	$44,336,361
26,000	General Electric Capital Corp.	2.125	12/21/12	26,357,474
44,300	General Electric Capital Corp. (Series G)	2.625	12/28/12	45,521,971
72,650	GMAC, Inc.	2.20	12/19/12	73,778,109
				189,993,915
	Finance - Other Services - U.S. Government Guaranteed (0.5%)
6,960	Private Export Funding Corp.	4.30	12/15/21	6,575,300

	Savings & Loan/Thrifts - Southern U.S. - U.S. Government Guaranteed (0.8%)
10,330	U.S. Central Federal Credit Union	1.90	10/19/12	10,431,627

	Special Purpose Entity - U.S. Government Guaranteed (0.8%)
10,430	Amal Ltd. (Cayman Islands)	3.465	08/21/21	10,329,997

	U.S. Government Agencies (7.0%)
10,760	Federal Home Loan Bank	5.00	11/17/17	11,778,843
	Federal Home Loan Mortgage Corp.
2,314		4.875	06/13/18	2,480,398
2,750		5.00	04/18/17	2,989,583
37,000	Federal National Mortgage Assoc.	5.00	05/11/17	40,268,691
	Tennessee Valley Authority
10,980		4.875	12/15/16	11,788,501
6,935		5.25	09/15/39	6,883,355
8,085		7.125	05/01/30	9,986,147
	U.S. Department of Housing and Urban Development 99-A
2,789		6.06	08/01/10	2,788,671
3,100		6.16	08/01/11	3,098,360
				92,062,549
	U.S. Government Obligations (8.9%)
	U.S. Treasury Bonds
5,000		3.50	02/15/39	4,047,660
12,000		4.375	11/15/39	11,351,256
29,000		4.625	02/15/40	28,592,202
46,271		6.00	02/15/26	54,585,344
	U.S. Treasury Notes
4,915		2.50	03/31/15	4,902,727
13,000		3.25	03/31/17	12,987,819
				116,467,008
	Total U.S. Government Agencies & Obligations (Cost $424,017,726)			425,860,396

	U.S. Government Agencies - Mortgage-Backed Securities (55.3%)
	Federal Home Loan Mortgage Corp. (ARM) (1.1%)
2,755		5.528	01/01/38	2,908,033
5,398		5.91	11/01/36	5,723,654
4,814		5.949	10/01/36	5,108,363
				13,740,050
	Federal Home Loan Mortgage Corp. (PC) Gold (10.5%)
8,400		4.50	(b)	8,421,000
15,535		4.50	09/01/39	15,592,974
30,076		5.00	10/01/35–01/01/40	31,136,636
18,475		5.50	(b)	19,511,337
12,475		5.50	05/01/38–11/01/39	13,189,286
4,175		6.00	(b)	4,465,947
18,424		6.00	07/01/38–08/01/38	19,799,018
14,350		6.50	(b)	15,601,148
5,272		6.50	03/01/29–09/01/36	5,748,199
1,417		7.50	05/01/35	1,619,437
760		8.00	08/01/32	879,570
816		8.50	08/01/31	961,313
				136,925,865

	Federal National Mortgage Assoc. (34.4%)
$10,775		4.50%		(b)	$10,801,938
56,434		4.50		01/01/25–08/01/39	57,328,145
45,275		5.00		(b)	46,371,515
64,488		5.00		05/01/35–03/01/40	66,661,524
18,925		5.50		(b)	19,859,422
149,083		5.50		03/01/35–08/01/38	157,570,557
31,200		6.00		(b)	33,291,398
46,137		6.00		01/01/37–10/01/38	49,203,234
617		6.50		06/01/29–02/01/33	683,567
4		7.00		05/01/31	5,040
2,454		7.50		08/01/37	2,779,281
1,891		8.00		04/01/33	2,195,148
1,734		8.50		10/01/32	2,022,632
					448,773,401
	Federal National Mortgage Assoc. (ARM) (0.2%)
2,106		5.777		03/01/38	2,202,907

	Government National Mortgage Assoc. (8.6%)
2,325		5.00		(b)	2,416,910
7,178		6.00		03/15/26–08/15/29	7,787,656
14,989		6.50		03/15/14–07/15/31	16,311,463
32,097		7.00		04/15/17–04/15/26	35,914,195
17,161		7.50		11/15/32	19,411,624
4,482		8.00		06/15/16–09/15/31	5,133,961
8,585		8.50		07/15/30	10,017,436
5,512		9.00		11/15/15–02/15/25	6,208,721
3,659		9.50		02/15/16–12/15/20	4,148,680
4,576		10.00		09/15/10–11/15/20	5,117,395
					112,468,041
	Government National Mortgage Assoc. (GPM) (0.0%)
163		12.25		09/15/13–07/15/15	186,110

	Government National Mortgage Assoc. II (0.5%)
4,053		6.00		09/20/34	4,380,634
1,981		6.50		01/20/24–05/20/29	2,164,576
540		7.00		03/20/26–07/20/29	606,220
					7,151,430
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $707,078,919)				721,447,804

	Asset-Backed Securities (3.6%)
7,700	CarMax Auto Owner Trust 2009-2 A3	1.74		04/15/14	7,739,888
4,332	CIT Equipment Collateral 2009-VT1 A2 (144A) (c)	2.20		06/15/11	4,346,601
13,800	Discover Card Master Trust 2009-A1 A1	1.53	(d)	12/15/14	13,945,325
10,750	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.78	(d)	09/15/14	10,783,429
5,200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (c)	1.38	(d)	01/15/15	5,218,395
4,689	Wheels SPV LLC 2009-1 A (144A) (c)	1.78	(d)	03/15/18	4,695,940
	Total Asset-Backed Securities (Cost $46,542,192)				46,729,578

	Collateralized Mortgage Obligations (0.5%)
	Private Issue (0.5%)
7,000	FDIC Structured Sale Guaranteed Notes, 2010-S1 1A (144A) (Cost $7,000,000)(c)	0.78	(d)	02/25/48	7,019,670

	Commercial Mortgage-Backed Securities (1.3%)
2,600	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20		01/12/41	2,726,129
	GE Capital Commercial Mortgage Corp.
3,222	2004-C1 A3	4.596		11/10/38	3,257,284
4,000	2004-C2 A4	4.893		03/10/40	4,101,797
2,000	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367		03/15/36	2,014,930

$4,100	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.239	%(d)	07/15/41	$4,219,142
	Total Commercial Mortgage-Backed Securities (Cost $16,067,040)				16,319,282

	Municipal Bonds (3.0%)
	California (0.8%)
11,080	Los Angeles Unified School District	5.75		07/01/34	10,236,036

	Georgia (0.4%)
3,085	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	3,083,673
1,760	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J	6.637		04/01/57	1,754,949
					4,838,622
	Missouri (0.9%)
11,485	Missouri Highway & Transportation Commission	5.445		05/01/33	11,300,666

	New York (0.5%)
3,875	City of New York Ser G-1	5.968		03/01/36	3,859,577
3,140	New York City Municipal Water Finance Authority	5.952		06/15/42	3,154,036
					7,013,613
	Texas (0.3%)
4,275	State of Texas	5.517		04/01/39	4,267,006

	Washington (0.1%)
1,580	State of Washington (Series D)	5.481		08/01/39	1,603,289
	Total Municipal Bonds (Cost $40,571,871)				39,259,232

	Foreign Government Obligations (3.6%)
29,130	Egypt Government AID Bonds (Egypt)	4.45		09/15/15	31,335,199
14,175	Israel Government AID Bond (Israel)	5.50		09/18/23	15,357,592
	Total Foreign Government Obligations (Cost $44,158,565)				46,692,791

	Short-Term Investments (13.3%)
	U.S. Government Obligations (e)(f) (12.6%)
164,861	U.S. Treasury Bills (Cost $164,777,465)	0.01-0.152		05/06/10- 09/02/10	164,842,565

NUMBER OF SHARES (000)
	Investment Company (g) (0.7%)
9,203	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $9,203,061)				9,203,061
	Total Short-Term Investments (Cost $173,980,526)				174,045,626

	Total Investments (Cost $1,459,416,839) (h)(i)			113.2%	1,477,374,379
	Liabilities in Excess of Other Assets			(13.2)	(172,704,212)
	Net Assets			100.0%	$1,304,670,167

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2010.
FDIC	Federal Deposit Insurance Corporation.
GPM	Graduated Payment Mortgage.
PC	Participation Certificate.
(a)	For the three months ended March 31, 2010, there were no transactions in Citigroup Funding Inc., an affiliate of the Investment Adviser, Administrator and Distributor.
(b)

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(c)	Resale is restricted to qualified institutional investors.
(d)	Floating rate security. Rate shown is the rate in effect at March 31, 2010.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2010 (unaudited)

Futures Contracts Open at March 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
3,220	Long	U.S. Treasury Notes 5 Year, June 2010	$369,796,875	$(1,961,517)
529	Long	U.S. Treasury Bonds 30 Year, June 2010	61,430,125	(181,455)
274	Long	U.S. Treasury Notes 10 Year, June 2010	31,852,500	(146,490)
2,128	Short	U.S. Treasury Notes 2 Year, June 2010	(461,676,239)	622,461
		Net Unrealized Depreciation		$(1,667,001)

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2010 (unaudited)

Interest Rate Swap Contracts Open at March 31, 2010:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse Group	$139,800	3 Month LIBOR	Receive	2.625%	03/11/15	$455,748
Credit Suisse Group	20,400	3 Month LIBOR	Receive	4.386	12/23/39	407,592
Credit Suisse Group***	85,140	3 Month LIBOR	Pay	5.086	12/23/19	(130,264)
Deutsche Bank AG***	293,667	3 Month LIBOR	Pay	4.40	10/01/16	(1,518,258)
Deutsche Bank AG***	157,992	3 Month LIBOR	Receive	4.41	10/03/18	1,872,205
Deutsche Bank AG	64,020	3 Month LIBOR	Receive	2.898	01/11/15	(760,558)
Deutsche Bank AG	70,260	3 Month LIBOR	Receive	2.654	03/26/15	187,594
UBS AG	9,600	3 Month LIBOR	Receive	2.841	01/08/15	(91,200)
			Net Unrealized Appreciation			$422,859

Zero Coupon Swap Contracts Open at March 31, 2010:

Swap Counterparty	Notional Amount (000)	Floating Rate Index	Pay/Receive Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank^	$34,630	3 Month LIBOR	Receive	11/15/19	$(2,207,673)
Barclays Bank^^	34,630	3 Month LIBOR	Pay	11/15/19	(1,430,770)
Deutsche Bank AG^^	42,000	3 Month LIBOR	Pay	11/15/21	(2,206,224)
Deutsche Bank AG^	42,000	3 Month LIBOR	Receive	11/15/21	(1,569,097)
Deutsche Bank AG^	5,230	3 Month LIBOR	Receive	11/15/21	254,594
JPMorgan Chase Bank Group^	20,250	3 Month LIBOR	Receive	08/15/20	(1,463,889)
JPMorgan Chase Bank N.A. New York^	27,300	3 Month LIBOR	Receive	11/15/19	(1,521,448)
JPMorgan Chase Bank N.A. New York^	33,430	3 Month LIBOR	Receive	11/15/21	(1,649,109)
		Net Unrealized Depreciation			$(11,793,616)

LIBOR – London Interbank Offered Rate.

^     Portfolio will make payments of $13,429,168, $18,113,895, $1,764,126, $8,561,742, $10,377,260, and $14,814,433 respectively on termination date.

^^    Portfolio will receive payments of $9,509,398,and $14,025,362 respectively on termination date.

*** Forward interest rate swap contracts. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley U.S. Government Securities Trust

Notes to the Portfolio of Investments • March 31, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
U.S. Government Agencies & Obligations	$425,860,396	—	$425,860,396	—
U.S. Government Agencies - Mortgage-Backed Securities	721,447,804	—	721,447,804	—
Asset-Backed Securities	46,729,578	—	46,729,578	—
Collateralized Mortgage Obligations	7,019,670	—	7,019,670	—
Commercial Mortgage-Backed Securities	16,319,282	—	16,319,282	—
Municipal Bonds	39,259,232	—	39,259,232	—
Foreign Government Obligations	46,692,791	—	46,692,791	—
Short-Term Investments
U.S. Government Obligations	164,842,565	—	164,842,565	—
Investment Company	9,203,061	$9,203,061	—	—
Total Short-Term Investments	174,045,626	9,203,061	164,842,565	—
Futures	622,461	622,461	—	—
Interest Rate Swaps	2,923,139	—	2,923,139	—
Zero Coupon Swaps	254,594	—	254,594	—
Total	$1,481,174,573	$9,825,522	$1,471,349,051	—

Liabilities:
Futures	$(2,289,462)	$(2,289,462)	—	—
Interest Rate Swaps	(2,500,280)	—	$(2,500,280)	—
Zero Coupon Swaps	(12,048,210)	—	(12,048,210)	—
Total	$(16,837,952)	$(2,289,462)	$(14,548,490)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010